Acquisitions (Details 2) (JPY ¥) In Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Preliminary fair value assigned to the assets and liabilities
Intangibles	¥ 46,749
Goodwill		47,847	13,425
GSN [Member]
Preliminary fair value assigned to the assets and liabilities
Cash and cash equivalents	4,039
Notes and accounts receivable, trade	3,089
Prepaid expenses and other current assets	395
Film costs	4,178
Property, plant and equipment	220
Intangibles	46,749
Goodwill	46,432
Other noncurrent assets	38
Total assets	105,140
Notes and accounts payable, trade	970
Accounts payable, other and accrued expenses	4,131
Other current liabilities	59
Other noncurrent liabilities	1,683
Total liabilities	6,843
Redeemable noncontrolling interest	18,779
Noncontrolling interest	40,728
Total	¥ 38,790